Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Schedule of Revenue Recognized in Consolidated Statement of Profit or Loss

Revenue has been recognized in the consolidated statements of profit or loss with the following amounts:

	2023	2022	2021
	(EUR’000)
Revenue
Sale of commercial products	178,663	35,659	943
Rendering of services	21,659	4,434	751
Sale of clinical supply	319	8,534	3,719
Licenses	66,077	2,547	2,365
Total revenue	266,718	51,174	7,778
Attributable to
Commercial customers	178,663	35,659	943
Collaboration partners and license agreements	88,055	15,515	6,835
Total revenue	266,718	51,174	7,778
Specified by timing of recognition
Recognized over time	21,659	4,434	751
Recognized at a point in time	245,059	46,740	7,027
Total revenue	266,718	51,174	7,778
Specified per geographical location
Europe	869	552	—
North America	191,677	44,156	6,856
Asia	74,172	6,466	922
Total revenue	266,718	51,174	7,778